Filed Pursuant to Rule 497
Registration No. 333-176182

VII Peaks Co-Optivist TM Income BDC II, Inc.

Supplement No. 1 dated December 5, 2013

to

Prospectus dated September 30, 2013

This Supplement No. 1 contains information which amends, supplements or modifies certain information contained in the Prospectus of VII Peaks Co-OptivistTM Income BDC II, Inc. (the “Company”) dated September 30, 2013 (the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 24 of the Prospectus before you decide to invest.

Appointment of New Director

On November 5, 2013, the Company appointed James L. Nelson to the board of directors.

In connection with the appointment of Mr. Nelson to our board of directors, the Prospectus is amended as follows:

This supplement adds a fourth line in the table on page 69 of the Prospectus under the heading, “Management — Biographical Information — Directors – Independent Directors,” which reads as follows:

James L. Nelson	64	2013	2014

This supplement adds the following information under the biography of Robert Winspear on Page 70:

James L. Nelson

James L. Nelson has served as a director of Icahn Enterprises, LP (IEP) since June 2001 and is a member of its audit committee. From December 2003 to March 2013, Mr. Nelson served as a director and member of the audit committee of American Entertainment Properties Corp. From May 2005 until November 2007, Mr. Nelson served as a director and member of the audit committee of Atlantic Coast Entertainment Holdings, Inc. From 1986 until 2009, Mr. Nelson was Chairman and Chief Executive Officer of Eaglescliff Corporation, a specialty investment banking, consulting and wealth management company. From March 1998 through 2003, Mr. Nelson was Chairman and Chief Executive Officer of Orbit Aviation, Inc., a company engaged in the acquisition and completion of Boeing Business Jets for private and corporate clients. From August 1995 until July 1999, Mr. Nelson was Chief Executive Officer and Co-Chairman of Orbitex Management, Inc., a financial services company in the mutual fund sector. From August 1995 until March 2001, he was on the Board of Orbitex Financial Services Group. From April 2003 through April 2010, Mr. Nelson served as a director and Chairman of the audit committee of Viskase Companies, Inc. From January 2008 through June 2008, Mr. Nelson served as a director and member of the audit committee of Shuffle Master, Inc., a gaming manufacturing company. From March 2008 until March 2010, Mr. Nelson was a director and served on the audit committee of Pacific Energy Resources Ltd., an energy producer. From April 2008 to November 2012, Mr. Nelson served as a director and as Chairman of the audit committee of the board of directors of Cequel Communications, an owner and operator of a large cable television system. Since March 2010, Mr. Nelson has served as a director and member of the audit committee and the nominating and

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corporate governance committee of Tropicana Entertainment Inc. From April 2010 to November 2013, Mr. Nelson served as a director and member of the audit committee of Take Two Interactive Software, Inc. a publisher, developer, and distributor of video games and video game peripherals. Since June 2011, Mr. Nelson has served as a director and member of the compensation, strategic alternatives and nominating and governance committees of Voltari, Inc. (VLTC)(f/k/a Motricity Inc.) and, since January 2012, Chairman of its Board of Directors. Since May 2013, Mr. Nelson has served as a director of Single Touch Systems, Inc. (SITO).

Mr. Nelson brings to his service as a director his significant experience and leadership roles serving as Chief Executive Officer, Director and Chairman of the audit committee of various companies as discussed above.

This supplement adds a new line in the first table on page 82 of the Prospectus under the heading “Control Persons and Principal Shareholders,” under the line referring to Robert Winspear, which states as follows:

James L. Nelson	[—]	[—%]

This supplement adds a new line in the second table on page 82 of the Prospectus under the heading “Control Persons and Principal Shareholders,” under the line referring to Robert Winspear, which states as follows:

James L. Nelson	None

Amendment to Tender Offer Program

Our board of directors adopted a change to our method of determining the price at which the Company will offer to repurchase shares under our Tender Offer Program. The Company will offer to repurchase shares under its Tender Offer Program at a price equal to 90% of the offering price of our common stock on the date of repurchase.

In connection with the revision to our Tender Offer Program, the Prospectus is amended as follows:

This supplement replaces the summary of the Tender Offer Program on Page 11 with the following:

Tender Offer Program

We do not currently intend to list our shares on any securities exchange and do not expect a public market for them to develop in the foreseeable future. Therefore, shareholders should not expect to be able to sell their shares promptly or at a desired price. Beginning with fourth calendar quarter of 2013 and on a quarterly basis thereafter, we intend to offer to repurchase shares of our common stock at a price equal to 90% of our offering price on the date of repurchase. We currently intend to limit the number of shares to be repurchased during any calendar year to 20% of the weighted average number of shares outstanding in the prior calendar year, or 5.0% in each quarter, though the actual number of shares that we offer to repurchase may be less in light of the limitations noted above. We will offer to repurchase such shares on each date of repurchase at a price equal to 90% of our offering price. See “Tender Offer Program.”

This supplement replaces the first paragraph of the last Risk Factor on Page 36 with the following:

The timing of our repurchase offers pursuant to our tender offer program may be at a time that is disadvantageous to our shareholders.

When we make quarterly repurchase offers pursuant to our tender offer program, we may offer to repurchase shares at a price that is lower than the price that investors paid for shares in our offering. As a result, to the extent investors have the ability to sell their shares to us as part of our tender offer program, the price at which an investor may sell shares, which will be equal to 90% of our offering price of our shares on the date of repurchase, may be lower than what an investor paid in connection with the purchase of shares in our offering.

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This supplement replaces the fourth non-bullet point paragraph on Page 112 under the heading “Tender Offer Program” with the following:

We currently intend to limit the number of shares to be repurchased during any calendar year to 20% of the weighted average number of shares outstanding in the prior calendar year, or 5.0% in each quarter. We will offer to repurchase such shares on each date of repurchase at a price equal to 90% of our offering price on the date of repurchase.

Risk Factors

This supplement deletes the last sentence of the first risk factor on Page 24, and deletes entirely the second and fourth risk factor on Page 24.

Cover Page

This supplement replaces the third and fourth bullet point paragraphs on the cover page with the following:

•	We have implemented a quarterly tender offer program, but only a limited number of shares of common stock will be eligible for repurchase by us. In addition, any such repurchases will be at a price less than the current offering price in effect on the date that we initiate each quarterly repurchase offer.
•	You should consider that you may not have access to the money you invest for an indefinite period of time. An investment in our shares of common stock is not suitable for you if you need access to the money you invest. See “Tender Offer Program,” “Suitability Standards” and “Liquidity Strategy.”

Technical Corrections

This supplement replaces the third entire bullet point paragraph on Page 4 with the following:

•	Our tender offer program may be suspended or terminated at any time.

This supplement replaces footnote 6 on page 14 with the following:

(6)	We have assumed that our Manager is entitled to aggregate incentive fees of $0 over the 12 month period commencing on August 1, 2013, based on our operating results in the six months ended June 30, 2013 and the weighted average interest rate of investments in our investment portfolio. The incentive fee has two parts. The first part, which we refer to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears based upon our “pre-incentive fee net investment income” for the immediately preceding quarter. The subordinated incentive fee on income will be 20% of pre-incentive fee net investment income subject to a quarterly return to investors, expressed as a rate of return on adjusted capital at the beginning of the most recently completed calendar quarter, of 2.0% (8.0% annualized). “Adjusted capital” shall mean cumulative gross proceeds generated from sales of our common stock (including our distribution reinvestment plan) reduced for distributions to investors of proceeds from non-liquidating dispositions of our investments and amounts paid for share repurchases pursuant to our tender offer program. For purposes of the “Example” above which assumes a 5.0% annual return, as required by the SEC, no subordinated incentive fee on income would be payable during the initial 12-month period of our investment operations following the date we met the minimum offering requirement (which was July 10, 2012) as a result of the 8% annualized hurdle.

This supplement replaces footnote 5 on page 19 with the following:

(5)	“Adjusted capital” shall mean cumulative gross proceeds generated from sales of our common stock (including our distribution reinvestment plan) reduced for distributions to investors of proceeds from non-liquidating dispositions of our investments and amounts paid for share repurchases pursuant to our tender offer program.

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This supplement replaces fourth paragraph on Page 44 with the following:

We offer our stockholders the ability to receive distributions as well as the potential capital appreciation resulting from the restructuring of the debt of our Target Investments. To the extent we have distributable income available we anticipate declaring and paying distributions on a semi-monthly basis. When we commenced operations, we initiated a policy of declaring semi-monthly distributions at an annual distribution rate of 7.35% per annum. From August 2012 to February 2013 we paid semi-monthly distributions of $0.03625 each. On February 28, 2013, we increased the offering price of our common stock to $10.15 per share, and simultaneously increased our semi-monthly distributions to $0.031084 each, and have paid semi-monthly distributions at that rate from March 2013 to June 2013. We have also paid and declared two special distributions of $0.077 each, the first to stockholders of record on December 27, 2012 and the second to stockholders of record on February 27, 2013. The current and one-time special distributions total an annualized return of 8.12%. Since commencement of operations, the current and special distributions total an annualized return of 8.99% without using any leverage in a short duration portfolio.

This supplement replaces third full paragraph appearing on Page 74 with the following:

“Adjusted capital'' shall mean cumulative gross proceeds generated from sales of our common stock (including our distribution reinvestment plan) reduced for distributions to investors of proceeds from non-liquidating dispositions of our investments and amounts paid for share repurchases pursuant to our tender offer program.

Amendment to Subscription Agreement

Our subscription agreement has been amended to change the payment instructions for investors who pay their subscription amounts by wire transfer. The current subscription agreement is attached hereto as an Exhibit.

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VII PEAKS CAPITAL LLC

SUBSCRIPTION AGREEMENT

Shares Of Common Stock Of VII Peaks Co-Optivist™ Income BDC II, Inc.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of common shares of beneficial interest (the "Shares") of VII Peaks Co-Optivist™ Income BDC II, Inc. (sometimes referred to herein as the "Company"), set forth below.

1. INVESTMENT

☐ Initial Investment *($5,000 minimum)* ☐ Additional Investment *($500 minimum)* ☐ NAV or Net of commission Investment

Subscription Amount $ ________

2. OWNERSHIP *(Select only one)*

☐ **Individual** ☐ **Joint Tenants with Right of Survivorship** ☐ **Pension Plan** ☐ **Trust** *(Complete Appendix A on page A-5)*

☐ **Non-Profit Organization** ☐ **Corporation or Partnership** *(Complete Appendix B on page A-6)*

☐ **UGMA: State of** _______ ☐ **UTMA: State of** _______ ☐ **Other** *(Specify and include title pages)* ________

☐ **Custodial Account:** ☐ **IRA** ☐ **SEP/IRA** ☐ **ROTH/IRA** ☐ **OTHER Qualified Acct:** ________

Custodian Name: ________ **Account #:** ________

Custodian Mailing Address: ________

3. INVESTOR INFORMATION

A. Individual/Beneficial Owners (Trust/Corporation/Partnership)

Name of investing entity			Tax ID Number
First Name	(MI)	Last Name*	Gender (M/F)
Social Security Number*		Date of Birth (MM,DD,YYYY)*	Daytime Phone Number

B. Joint Investor/Minor

First Name	(MI)	Last Name*	Gender (M/F)
Social Security Number*		Date of Birth (MM,DD,YYYY)*	Daytime Phone Number

C. Transfer on death beneficiary *(Individual or Joint Tenant Accounts Only)*

First Name	(MI)	Last Name	Social Security Number	____Primary	____%
First Name	(MI)	Last Name	Social Security Number	____Primary	____%

4. ADDRESS

A. Investor's Address of Record

Street Address			
City	State	Zip Code	If Non-U.S., Specify Country

B. Investor's Mailing Address *(If different than address of record, above)*

Street Address			
City	State	Zip Code	If Non-U.S., Specify Country

5. DISTRIBUTIONS *(IRA accounts may not direct distributions without the custodian's approval)*

☐ I choose to participate in the Company's DRIP - Distribution Reinvestment Plan.*

________% of Distribution

☐ I choose to have distributions deposited in a checking/savings/IRA/ brokerage account or sent to the custodian for the benefit of the investor.**

________% of Distribution

☐ I choose to have distributions mailed to me at the address listed in section 4.

________% of Distribution

Assign Applicable Percentage / Must Total 100%

** Each investor that elects to have his or her distributions reinvested in VII Peaks Co-Optivist™ Income BDC II, Inc.'s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.*

*** I authorize the Company or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws.*

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VII 064.06192013

Please attach voided pre-printed check from the below referenced account where funds from distribution are to be sent here **

Name of Financial Institution			Account Type
Mailing Address	City/State	Zip Code	Account Number
Signature of Individual/Trustee/Beneficial Owner (MANDATORY)			ABA Routing Number
			Signature of Joint Owner

6. ELECTRONIC DELIVERY OF REPORTS AND UPDATES *(You will not receive paper mailings)*

In lieu of receiving documents by mail, I authorize the Company to make available on its website at www.viipeaks.com its monthly, quarterly and annual reports, supplements, announcements or other documents required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. Any documents not uploaded and made readily available on the website will be e-mailed to the address identified below. (Any investor who elects the Electronic Delivery option must provide a valid e-mail address, and such investor shall be responsible for notifying the Company in writing should such account relating to the e-mail address be terminated or changed.) The e-mail address for receipt of notifications as outlined above is:

E-mail address	Initials

7. REPRESENTATIONS, WARRANTIES AND COVENANTS OF INVESTOR

Please carefully read and separately initial each of the representations below, as applicable. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order for the Company to accept this Subscription Agreement and as further consideration for such acceptance, I hereby represent and warrant as follows:

SECTIONS a—e BELOW ARE MANDATORY	Owner *(initials)*	Joint Owner *(Initials)*
a) I have received the final prospectus (as amended or supplemented as of the date hereof) for VII Peaks Co-Optivist[TM] Income BDC II, Inc. at least five business days prior to the signing of this subscription agreement.		
b) I have (i) a net worth of at least \$250,000 or (ii) a net worth of at least \$70,000 and a gross annual income of at least \$70,000. (Net worth does not include home, furnishings and personal automobiles.)		
c) I am (we are) purchasing shares for my (our) own account.		
d) I (we) acknowledge that the shares are not liquid, there is no public market for the shares, and I (we) may not be able to sell the shares.		
e) I am either purchasing the shares for my own account, or if I am purchasing shares on behalf of a trust/other entity of which I am trustee or authorized agent, I have due authority to execute this subscription agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.		
f) If I am (we are) a resident of **Alabama**, I (we) certify that I (we) have a net worth of at least 10 times my (our) investment in the Company and other similar programs.		
g) If I am (we are) a resident of **California**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company to 10% of my (our) net worth (excluding home, furnishings and automobiles).		
h) If I am (we are) a resident of **Iowa**, I (we) have either (i) a liquid net worth of \$85,000 and annual gross income of \$85,000 or (ii) a liquid net worth of \$300,000. Additionally, my (our) total investment in the Company shall not exceed 10% of my (our) net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities and is exclusive of home, auto and furnishings.		
i) If I am (we are) a resident of **Kansas**, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies is not more than 10% of my (our) liquid net worth. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.		
j) If I am (we are) a resident of **Kentucky**, I (we) certify that I (we) have either (i) a liquid net worth of \$85,000 and annual gross income of \$85,000 or (ii) a liquid net worth of \$300,000. Additionally, I (we) certify that my (our) total investment in the Company shall not exceed 10% of my (our) liquid net worth.		
k) If I am (we are) a resident of **Maine**, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies is not more than 10% of my (our) liquid net worth.		
l) If I am (we are) a resident of **Massachusetts**, I (we) certify that my (our) aggregate investment in this offering, offerings by other non-traded business development companies and offerings by other non-traded direct participating programs does not exceed, in the aggregate, more than 10% of my (our) liquid net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily available marketable securities.		

A-2

Owner (*initials*)	Joint Owner (*Initials*)
m) If I am (we are) a resident of **Nebraska**, I (we) certify that in addition to the suitability requirements described above, I (we) have (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $350,000, or (b) a net worth of at least $500,000 (exclusive of home, home furnishings and automobiles); and (ii) maximum investment in this offering will not exceed 10% of the investor's net worth.		
n) If I am (we are) a resident of **New Jersey**, I (we) certify that my (our) aggregate investment in this offering and similar offerings not exceed 10% of my (our) liquid net worth. For this purpose "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.		
o) If I am (we are) a resident of **New Mexico**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company and its affiliates to 10% of my (our) net worth.		
p) If I am (we are) a resident of **North Dakota**, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company and its affiliates and that I (we) meet one of the established suitability standards.		
q) If I am (we are) a resident of **Ohio**, I (we) certify that my (our) aggregate investment in this offering, Affiliates of the issuer, and in other non-traded business development companies does not exceed 10% of my (our) liquid net worth. For this purpose "liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings, and auto-		
r) If I am (we are) a resident of **Oregon**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company and its affiliates to 10% of my (our) net worth.		
s) If I am (we are) a resident of **Oklahoma**, I (we) certify that my (our) aggregate investments in the Company is not more than 10% of my (our) net worth (excluding home, home furnishings and automobiles).		
t)) If I am (we are) a resident of **Tennessee**, I (we) certify that in addition to the suitability requirements described above, I (we) have (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $500,000 (exclusive of home, home furnishings and automobiles); and (ii) maximum investment in this offering will not exceed 10% of the investor's net worth.		

SUBSTITUTE IRS FORM W-9 CERTIFICATION

I (we) declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/ Taxpayer Identification Number field in Section 3 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). **NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.** The Internal Revenue Service does not require your consent to any provision of this document other than this certification, which is required to avoid backup withholding.

In addition, you understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 15 days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus.

- You should not expect to be able to sell your shares regardless of how we perform. If you are able to sell your shares of common stock, you will likely receive less than your purchase price. Because you will be unable to sell your shares, you will be unable to reduce your exposure on any market downturn.
- We do not intend to list our common stock on any securities exchange during or for what may be a significant time after the offering period, and we do not expect a secondary market in the common stock to develop.
- We plan to implement a share repurchase program , but only a limited number of shares of common stock will be eligible for repurchase by us. In addition, any such repurchases will be at a price less than the current offering price in effect on the date that we initiate each quarterly repurchase offer.
- You should consider that you may not have access to the money you invest for an indefinite period of time. An investment in our shares of common stock is not suitable for you if you need access to the money you invest. See "Share Repurchase Program," "Suitability Standards" and "Liquidity Strategy."
- Our distributions in our initial year of investment operations were not based on our investment performance, but were supported by our Advisors in the form of operating expense support payments to us, and a portion of our distributions constituted a return of capital.

Owner or authorized person: Print Name	Signature	Date
Owner or authorized person: Print Name	Signature	Date
Signature of Custodian (if applicable)		Date

A-3

8. BROKER-DEALER INFORMATION *(All fields mandatory)*

The undersigned confirm on behalf of the Broker-Dealer that they (i) are registered in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor ; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares.

The undersigned Financial Advisor further represents and certifies that, in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm's existing ***Anti-Money Laundering Program and Customer Identification Program in accordance with Section 326 of the USA PATRIOT ACT***

Broker-Dealer Firm Name	Financial Advisor Name	
Financial Advisor Mailing Address		
E-Mail Address	Telephone	Rep #
Financial Advisor Signature	Date	
Broker Dealer Supervisor Signature (**MANDATORY**)	Date	

9. INVESTMENT INSTRUCTIONS

☐ **By Wire Transfer:**
Account Name: Phoenix American Financial Services, Inc.
as trustee for VII Peaks Capital, LLC
Account Number: 0 3 2 4 2 5 8 5 0
Routing Number: 1 2 1 1 0 0 7 8 2
Bank Name: Bank of the West
Bank Location: Walnut Creek, CA

☐ **Custodial Accounts:**
Forward this subscription agreement directly to your current custodian of assets.

☐ **By Mail:**
Phoenix American Financial Services, Inc.
Attn: VII PEAKS Co-Optivist Income BDC II Service Team
2401 Kerner Blvd., San Rafael, California 94901
Telephone: 855-889-1778
Facsimile: 415-485-4553

Make all checks payable to:
VII Peaks Co-Optivist Income BDC II, Inc.

(PLEASE DO NOT SUBMIT CASHIERS CHECKS OR MONEY ORDERS)

NOTICE TO STOCKHOLDER OF ISSUANCE OF UNCERTIFICATED SHARES OF COMMON STOCK

Containing the information required by Section 2-221
of the Maryland General Corporation Law

To: Stockholder
From: VII Peaks Co-Optivist™ Income BDC II, Inc.

Shares of Common Stock, $0.001 par value per share

VII Peaks Co-Optivist™ Income BDC II, Inc., a Maryland Corporation (the "Corporation"), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the "Shares") that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The shares do not have physical certificate. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you of certain information relating to the shares. All capitalized terms not defined herein have the meanings set forth in the Corporation's Charter, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of shares of the Corporation on request, and without charge. Requests for such a copy may be directed to the Secretary of Corporation at its principal office.

The Corporation has the authority to issue shares of stock of more than one class. Upon the request of any stockholder, and without charge, the Corporation will furnish a full statement of the information required by section 2-221 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the shares of each class of stock which the Corporation has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set , and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of Corporation at its principal office.

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APPENDIX A - TRUSTEE CERTIFICATION OF INVESTMENT POWERS

To be completed only by Trust Subscribers

This form may be used in connection with investments held by a trust in VII Peaks Co-Optivist™ Income BDC II, Inc.

TRUST INFORMATION

Complete Name of the Trust:		
Date of the Trust:	Date of the Latest Amendment:	Revocable/ Living Trust (YES/NO):

AUTHORIZED INDIVIDUAL(S)

You are authorized to accept orders and other instructions from those individuals or entities listed below, unless their authority is expressly limited on this certification (attach extra pages, if necessary.)

Please select one of the following three options:

- ☐ The Trustee(s) listed below may act as a majority as provided in the trust document referenced above.
- ☐ The Trustee(s) listed below may act independently as provided in the trust document referenced above.
- ☐ The Trustee(s) listed below must act collectively as provided in the trust document referenced above.

INVESTMENTS PERMITTED

(a) We certify that we have the power under the Trust and applicable law to enter into transactions involving the establishment and modification of subscriptions pertaining to investments in VII Peaks Co-Optivist™ Income BDC II, Inc. in respect of which the Trust has submitted a subscription agreement.

(b) We understand you, at your sole discretion and for your sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any individual Trustee. We, the Trustee(s), jointly and severally shall indemnify you and hold you harmless from any liability for effecting any orders, transactions and instructions, if you act pursuant to instructions you believe to have been given by any of the authorized individuals listed under Section 4 below.

(c) We agree to inform you in writing of any amendment to the Trust that affects its interest in VII Peaks Co-Optivist™ Income BDC II, Inc. or its actions in respect thereto, or any change in the composition of the Trustee(s), or any other event that could materially alter the certifications made above. You may rely on the continued validity of this certification indefinitely absent actual receipt of such notice.

TRUSTEE SIGNATURES

All Trustees must sign. Should only one person execute this agreement, it shall constitute a representation that the signer is the sole Trustee. Attach extra pages if necessary.

Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date

SUCCESSOR TRUSTEES Please complete this section if applicable.

Successor Trustees:
Successor Trustees:
Successor Trustees:
Successor Trustees:

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APPENDIX B - CORPORATE/LLC/LP RESOLUTION

To be completed only by Corporate/LLC/LP Subscribers

This form may be used by any new/current investor(s) (an "Investor") to grant designated officer(s)/member(s)/partner(s) of an entity (corporation/LLC/LP full authority regarding an investment in VII Peaks Co-Optivist™ Income BDC II, Inc.

Date:

I hereby certify that pursuant to:

(a) a valid meeting of the board of directors/members/partners of ______ an entity organized and existing under and by virtue of the laws of the State of ______ (the "Entity"), at which said meeting a quorum was present and acting throughout, or

(b) a valid written consent of such a board of directors/members/partners,

the following resolution was adopted and remains in full force and effect without modification through the date set forth above:

RESOLVED, that any officers/members/partners of the entity listed below are, and any one of them hereby is, fully authorized, empowered, and directed to invest and to make any modifications to investments in VII Peaks Co-Optivist™ Income BDC II, Inc. and that each of such officers/ members/partners is hereby authorized, empowered, and directed to execute, deliver on behalf of the entity and cause the entity to perform, under any and all agreements, instruments and other documents, and to take such actions as such officer may reasonably deem necessary or advisable to carry out such investments or modifications thereto.

I further certify that the authority thereby conferred is not inconsistent with the Charter or Bylaws/agreements of this entity, and that the following is a true and correct list of the officers/members/partners of this entity as of the present date.

OFFICERS/ MEMBERS/ PARTNERS

Please list all officers/members/partners of the entity who meet the requirements listed above.

Name:	Title:	
Name:	Title:	
Name:	Title:	
In Witness Whereof, I have hereunto set my hand this	day of	20
Secretary		

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